COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2016 lawsuit	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Rental expenses		¥ 21,575	¥ 22,835	¥ 9,881
Future minimum lease payments:
2018		19,218
2019		1,597
In re Yirendai Ltd. Securities Litigation
Contingencies
Number of shareholder class action lawsuits filed | lawsuit	2
Loss contingency accrued		0
Loss contingency accrued		¥ 0	¥ 0